    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2000



                                        Registration Statement Nos. 2-70831
                                                                    811-3141

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

     Pre-Effective Amendment No.                                           / /
                                -----

     Post-Effective Amendment No. 36                                       /X/
                                 ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                              Amendment No. 32                             /X/

                        (Check appropriate box or boxes.)
   ...........................................................................
               (Exact Name of Registrant as Specified in Charter)

                           RESERVE INSTITUTIONAL TRUST
   ...........................................................................

                    (Address of Principal Executive Offices)
                           1250 BROADWAY, NEW YORK, NY
                                   10001-3701
                                   (Zip Code)

   Registrant's Telephone Number, including Area Code   (212) 401-5500
   ...........................................................................

                    (Name and Address of Agent for Service)

                            MaryKathleen Foynes Gaza, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701

                  Approximate date of Proposed Public Offering
                         ...............................

It is proposed that this filing will become effective (check appropriate box)

   /X/ immediately upon filing pursuant to paragraph (b)


   / / on (date) pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on (date) pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / on (date) pursuant to paragraph (a)(2) of rule 485.

If approriate, check the following box:

   / / this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
               MaryKathleen Foynes Gaza, Esq.
               The Reserve Funds
               1250 Broadway
               New York, NY 10001-3701

[LOGO]

                          RESERVE INSTITUTIONAL TRUST
                             OF MONEY-MARKET FUNDS

                                   PROSPECTUS
                                 JULY 31, 2000

The RESERVE INSTITUTIONAL TRUST (the "Trust") is a registered investment company, which offers four no-load money-market funds:

                          -  PRIMARY INSTITUTIONAL FUND,
                          -  U.S. GOVERNMENT INSTITUTIONAL FUND,
                          -  U.S. TREASURY INSTITUTIONAL FUND, and
                          -  INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                          (each a "Fund", collectively "the Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective...........................................................2
Investment Strategies..........................................................2
Principal Risks of Investing in the Funds......................................5
Performance....................................................................6
Fees & Expenses of the Funds...................................................9
Fund Management...............................................................10

YOUR ACCOUNT
How to buy shares.............................................................11
Selling shares................................................................12

ACCOUNT SERVICES..............................................................14

DIVIDENDS & TAXES.............................................................15

FINANCIAL HIGHLIGHTS..........................................................16

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (fascimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed for institutional investors as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Primary, U.S. Government and U.S. Treasury Institutional Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Institutional Fund is to seek as high a level of short-term interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity. However, achievement of these objectives cannot be assured.

INVESTMENT STRATEGIES
The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities, that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                 ABOUT THE FUNDS

PRIMARY INSTITUTIONAL FUND. The Primary Institutional Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

    The Primary Institutional Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund.

U.S. GOVERNMENT INSTITUTIONAL FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY INSTITUTIONAL FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. The Interstate Tax-Exempt Institutional Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The Interstate Tax-Exempt Institutional Fund's principal investment strategies include investing primarily in high-quality, tax-exempt obligations issued by states, counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations". The Fund intends to invest at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT; however, the Funds avoid buying AMT paper.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself. These securities may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax,

ABOUT THE FUNDS
but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided the Adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Interstate Tax-Exempt Institutional Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Government and U.S. Treasury Institutional Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Institutional Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Funds will not concentrate more than 25% of its total assets in the securities of issuers in a single industry, except that the Primary Institutional Fund may invest more than 25% of its assets in bank obligations.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES could rise sharply causing the value of the Funds' securities and share price to drop. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The risks that the Funds are subject to include those risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Institutional Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries. As to the Interstate Tax-Exempt Institutional Fund, the risks are related to municipal obligations which are volatile because unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, as to the Interstate Tax-Exempt Institutional Fund, investments that secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE
The bar chart below shows the Funds' annual returns for the full calendar years since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The annual returns of the other classes are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The accompanying "Average Annual Total Return as of December 31, 1999" table gives some indication of risk of an investment in the Funds. As with all mutual funds, the past is not a prediction of the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Institutional Fund-Class B

97   5.02%
98   5.33%
99   4.96%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1997 1.36%
Worst Quarter:2Q 1999 1.11%
Most Recent Calendar Quarter:2Q 2000 1.48%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
                                                          SINCE
1 YEAR                                                INCEPTION
4.96%                                                     5.20%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Institutional Fund-Class B

98   5.14%
99   4.73%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:3Q 1998 1.31%
Worst Quarter:1Q 1999 1.08%
Most Recent Calendar Quarter:2Q 2000 1.43%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
                                                          SINCE
1 YEAR                                                INCEPTION
4.73%                                                     4.97%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Institutional Fund-Class A

99   3.18%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1999 0.87%
Worst Quarter:1Q 1999 0.67%
Most Recent Calendar Quarter:2Q 2000 1.02%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
                                                          SINCE
1 YEAR                                                INCEPTION
3.18%                                                     3.20%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Institutional Fund-Treasurer's Trust

99   4.59%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1999 1.20%
Worst Quarter:1Q 1999 1.04%
Most Recent Calendar Quarter:2Q 2000 1.41%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
                                                          SINCE
1 YEAR                                                INCEPTION
4.59%                                                     4.43%

ABOUT THE FUNDS

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                    SINCE
                                          1 YEAR  INCEPTION
                                          ------  ---------
Primary Institutional Fund--Class A.....   5.18%      5.39%
Primary Institutional Fund--Treasurer's
  Trust.................................   4.80       5.01
Primary Institutional Fund--Class C.....   3.17(1)     4.70*
U.S. Government Institutional
  Fund--Class A.........................   4.95       4.93
U.S. Government Institutional
  Fund--Treasurer's Trust...............   4.57       4.68
Interstate Tax-Exempt Institutional
  Fund--Treasurer's Trust...............   2.81       2.92

------------

(1)  For the period 4/30/99 to 12/31/99
  *  Annualized

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses that are deducted from Fund assets)

                           CLASS  CLASS  TREASURER'S   CLASS     CLASS
                             A      B       TRUST       C**       D**
                           -----  -----  -----------  --------  --------
Comprehensive Management
  Fee                      0.25%  0.25%       0.25%     0.25%     0.25%
Distribution (12b-1) Fees  0.00   0.00        0.00      0.25      0.50
Other Operating
  Expenses***              0.00   0.20        0.35      0.25      0.25
                           ----   ----    --------     -----     -----
Total Annual Fund
  Operating Expenses       0.25%  0.45%       0.60%     0.75%     1.00%
                           ====   ====    ========     =====     =====

---------------

(*) The Funds will without prior notice impose a "Small Balance fee" (currently $5) or remit the proceeds on those accounts with no activity (i.e., other than dividends and distributions) and a monthly average account balance of less than $1,000 for the past 12 consecutive months for Class D and less than $100,000 for the past 12 consecutive months for Class A, Class B and Class C, respectively. A shareholder will be charged $100 for redemption checks for less than $100,000, except for Class D shareholders who will be charged $2.00 for redemption checks of less than $100. A shareholder will be charged $100 for wires of less than $100,000, except for Class D shareholders who will be charged $10 for wires less than $10,000. Shareholders of the Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire.
(**) Class C and D had not commenced operations as of May 31, 2000, with the exception of the Primary Institutional Fund-Class C.
(***) Other Operating Expenses" include shareholder services fees and are based on an estimated amount for the current fiscal year. Pursuant to the Shareholder Service plan, the Funds shall daily accrue and pay RMCI a shareholder service fee not to exceed 0.25% of the average daily net assets of each Fund. Shareholders of Class B, Treasurer's Trust, C and D pay Firms a service fee at an annual rate up to 0.20%, 0.35%, 0.25% and 0.25%, respectively of the average daily NAV for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan. It is expected that the Treasurer's Trust shareholder accounts will require sub-accounting and other services which are unique to the Treasurer's Trust shares.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ------  -------  -------  --------
Class A                $ 26    $ 80     $141     $  318
Class B                  46     144      252        567
Treasurer's Trust        61     192      335        750
Class C                  77     240      417        930
Class D                 102     318      552       1225

ABOUT THE FUNDS

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2000, had approximately $7 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The funds pay RMCI a comprehensive management fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2000, the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds paid RMCI $1,073,925, $99,516, $0 and $117,444, respectively. These amount are net of waivers of $76,870 and $20,653 for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds, respectively.

THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 0.50% per year of each Fund's average net assets for Class C & D, respectively. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    $10 million for Class A, $5 million for Class B,
                             None for Treasurer's Trust,$1 million for Class C,
                             and $250,000 for Class D shares. There is no minimum
                             subsequent investment for any of the classes.
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment.
 (Treasurer's Trust and Class D shareholders only)

HOW TO PURCHASE

                    - BY WIRE. Shares of the Funds may only be purchased by
                      wire. Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. (Treasurer's Trust and Class D
                      shareholders only). You may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

ALL INVESTMENTS MUST BE IN U.S. DOLLARS. CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined.
    - Only federal funds wires are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 3:00PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

SELLING SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received after 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged $100 for redemption checks for less than $100,000, except for Class D shareholders who will be charged $2.00 for redemption checks of less than $100. A shareholder will be charged $100 for wires of less than $100,000, except for Class D shareholders who will be charged $10 for wires less than $10,000. Shareholders of the Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the Funds will without priornotice either levy a monthly charge (currently $5 for Class D and $100 for Class A, B and C) or redeem the account and remit the proceeds on those accounts with no activity (i.e., other than distributions and dividends) and with a monthly average account balance of less than $1,000 for the past 12 consecutive months for Class D and less than $100,000 for the past 12 consecutive months for Class A, Class B and Class C. Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Funds' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. (Treasurer's Trust and Class D shareholders only). You may redeem shares of the Fund by using your Reserve checks and VISA Check Card. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing;or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges.

INDIVIDUAL RETIREMENT ACCOUNTS. (Treasurer's Trust and Class D shareholders only). Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances, check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

Each Fund declares dividends each day the Exchange is open. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Any net capital gains realized will be distributed once a year. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has requested otherwise on the Account Application or in writing to the Funds.

The U.S. Treasury Institutional Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Institutional Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund.

As to the Interstate Tax-Exempt Institutional Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. However, special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.

PRIMARY INSTITUTIONAL FUND

                                    CLASS A                                   CLASS B
                         ------------------------------      -----------------------------------------
                                  FISCAL YEAR                               FISCAL YEAR
                                 ENDED MAY 31,                             ENDED MAY 31,
                         ------------------------------      -----------------------------------------
                           2000       1999     1998(A)         2000       1999       1998     1997(B)
                         --------   --------   --------      --------   --------   --------   --------
Net asset value,
  beginning of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000    $1.0000    $1.0000
                         -------    -------    -------       -------    -------    -------    -------
Net investment income
  from investment
  operations...........    .0572      .0509      .0332         .0549      .0488      .0529      .0179
Less dividends from net
  investment income....   (.0572)    (.0509)    (.0332)       (.0549)    (.0488)    (.0529)    (.0179)
                         -------    -------    -------       -------    -------    -------    -------
Net asset value, end of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000    $1.0000    $1.0000
                         =======    =======    =======       =======    =======    =======    =======
Total Return...........    5.72%      5.09%      5.49%(d)      5.49%      4.88%      5.29%      4.95%(d)
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....  $ 305.6    $  75.8    $   4.4       $   9.2    $   4.2    $  10.4    $   2.0
Ratio of expenses to
  average net assets...     .25%       .25%       .25%(d)       .48%       .45%       .45%       .50%(d)(e)
Ratio of net investment
  income to average net
  assets...............    5.69%      4.79%      5.35%(d)      5.29%      4.79%      5.16%      4.81%(d)(e)

                               TREASURER'S TRUST                   CLASS C
                         ------------------------------      -------------------
                                  FISCAL YEAR                    FISCAL YEAR
                                 ENDED MAY 31,                  ENDED MAY 31,
                         ------------------------------      -------------------
                           2000       1999     1998(C)         2000     1999(F)
                         --------   --------   --------      --------   --------
Net asset value,
  beginning of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000
                         -------    -------    -------       -------    -------
Net investment income
  from investment
  operations...........    .0532      .0470      .0322         .0516      .0036
Less dividends from net
  investment income....   (.0532)    (.0470)    (.0322)       (.0516)    (.0036)
                         -------    -------    -------       -------    -------
Net asset value, end of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000
                         =======    =======    =======       =======    =======
Total Return...........    5.32%      4.70%      5.13%(d)      5.16%      4.11%
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....  $  62.4    $ 154.1    $ 171.7       $  64.0    $  58.4
Ratio of expenses to
  average net assets...     .60%       .60%       .60%(d)       .75%       .75%(d)
Ratio of net investment
  income to average net
  assets...............    4.99%      4.59%      5.00%(d)      4.91%      4.12%(d)

--------------------------

(a)  From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(b)  From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(c)  From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
(f)  From April 30, 1999 (Commencement of Operations) to May 31, 1999.

                                                            FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT INSTITUTIONAL FUND

                                    CLASS A                         CLASS B                           TREASURER'S TRUST
                             ----------------------   ------------------------------------   ------------------------------------
                             FISCAL YEAR    PERIOD    FISCAL YEAR   FISCAL YEAR    PERIOD    FISCAL YEAR   FISCAL YEAR    PERIOD
                                ENDED       ENDED        ENDED         ENDED       ENDED        ENDED         ENDED       ENDED
                               MAY 31,     MAY 31,      MAY 31,       MAY 31,     MAY 31,      MAY 31,       MAY 31,     MAY 31,
                                2000       1999(A)       2000          1999       1998(B)       2000          1999       1998(C)
                             -----------   --------   -----------   -----------   --------   -----------   -----------   --------
Net asset value, beginning
  of period................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               -------     -------      -------       -------     -------      -------       -------     -------
Net investment income from
  investment operations....      .0542       .0228        .0520         .0471       .0364        .0503         .0455       .0036
Less dividends from net
  investment income........     (.0542)     (.0228)      (.0520)       (.0471)     (.0364)      (.0503)       (.0455)     (.0036)
                               -------     -------      -------       -------     -------      -------       -------     -------
Net asset value, end of
  period...................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               =======     =======      =======       =======     =======      =======       =======     =======
Total Return...............      5.42%       4.60%(d)     5.20%         4.71%       5.13%        5.03%         4.55%       4.85%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)...............    $  11.5     $  36.5      $   6.8       $   6.4     $   5.8      $   8.7       $   4.9     $   3.3
Ratio of expenses to
  average net assets.......       .25%        .25%(d)      .45%          .45%        .45%(d)      .60%          .60%        .60%(d)
Ratio of net investment
  income to average net
  assets...................      5.08%       4.55%(d)     4.94%         4.70%       5.00%(d)     4.80%         4.42%       4.73%(d)

--------------------------

(a)  From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c)  From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.

U.S. TREASURY INSTITUTIONAL FUND

                                                   TREASURER'S TRUST
                                          -----------------------------------
                                            FISCAL YEAR       FISCAL YEAR
                                               ENDED             ENDED
                                           MAY 31, 2000     MAY 31, 1999(A)
                                           ------------     ---------------
Net asset value, beginning of period....      $1.0000           $1.0000
                                              -------           -------
Net investment income from investment
  operations............................        .0512             .0245
Less dividends from net investment
  income................................       (.0512)           (.0245)
                                              -------           -------
Net asset value, end of period..........      $1.0000           $1.0000
                                              =======           =======
Total Return............................        5.12%             4.03%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).....      $  19.9           $  15.7
Ratio of expenses to average net
  assets................................         .60%              .60%(b,c)
Ratio of net investment income to
  average net assets....................        4.50%(c)          3.66%(b,c)

--------------------------

(a)  From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c) During the years ended May 31, 1999 and May 31, 2000, RMCI voluntarily waived a portion of its fees. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income for the years ended May 31, 1999 and May 31, 2000, amounted to .24% and .20%, respectively and 4.02% and 4.90%, respectively.

FINANCIAL HIGHLIGHTS

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                   CLASS A           CLASS B             TREASURER'S TRUST
                           -----------------------  ----------  ------------------------------------
                           FISCAL YEAR    PERIOD      PERIOD    FISCAL YEAR  FISCAL YEAR    PERIOD
                              ENDED       ENDED       ENDED        ENDED        ENDED       ENDED
                             MAY 31,     MAY 31,     MAY 31,      MAY 31,      MAY 31,     MAY 31,
                              2000       1999(A)     1999(D)       2000         1999       1998(B)
                              ----       -------     -------       ----         ----       -------
Net asset value,
  beginning of period....    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             -------     -------     -------      -------      -------     -------
Net investment income
  form investment
  operations.............      .0353       .0175       .0101        .0320        .0284       .0018
Less dividends from net
  investment income......     (.0353)     (.0175)     (.0101)      (.0320)      (.0284)     (.0018)
                             -------     -------     -------      -------      -------     -------
Net asset value, end of
  period.................    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             =======     =======     =======      =======      =======     =======
Total Return.............      3.53%       3.06%(c)    3.12%(c)     3.20%        2.84%       3.39%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions).............    $  48.4     $  11.2          --      $  16.3      $  23.7     $  14.0
Ratio of expenses to
  average net assets.....       .25%        .25%(c)     .45%(c)      .60%(e)      .60%        .60%(c)
Ratio of net investment
  income to average net
  assets.................      3.71%       3.13%(c)    3.04%(c)     3.01%(e)     2.79%       3.33%(c)

--------------------------

(a)  From November 3, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From May 13, 1998 (Commencement of Operations) to May 31, 1998.
(c)  Annualized.
(d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).
(e) During the year ended May 31, 2000, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .53% and 3.08%.

                               ------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http:// www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[LOGO]
1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.
RIT-07/2000

SEC File Number
Reserve Institutional Trust
811-3141

      [LOGO]

      PRIMARY INSTITUTIONAL FUND
      U.S. GOVERNMENT INSTITUTIONAL FUND
      U.S. TREASURY INSTITUTIONAL FUND
      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

PROSPECTUS
JULY 31, 2000

                           RESERVE INSTITUTIONAL TRUST
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 / / 800-637-1700

                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 / / www.reservefunds.com

                           RESERVE INSTITUTIONAL TRUST
                              OF MONEY MARKET FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") describes the Reserve Institutional Trust ("Trust") and its four money funds: Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds (each a "Fund", together the "Funds"). The Reserve Institutional Trust was originally organized as a Maryland corporation on February 5, 1981 and reorganized on September 16, 1986 as a Massachusetts business trust, and is an open-end management investment company commonly known as a mutual fund. At the date of this Prospectus and SAI, there were four separate series (funds) with five classes (A, B, Treasurer's Trust, C and D) authorized and outstanding. Additional series (fund) and classes may be added in the future by the Board of Trustees. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated July 31, 2000 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Fund. This Statement is dated July 31, 2000.

                TABLE OF CONTENTS                                            PAGE
                -----------------                                            ----



                Description of Funds..........................................2
                Investment Strategies and Risks...............................2
                Management of the Trust.......................................9
                Investment Management, Distribution and
                Custodian Agreements.........................................15
                Information About the Trust..................................17
                How to Buy and Sell Shares...................................18
                Dividends, Distributions and Taxes...........................23
                Yield Information............................................25
                General Information..........................................26
                Ratings......................................................26
                Financial Statements.........................................27



 SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE
                      NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS

     The investment objective of each Fund, with the exception of the Interstate Tax-Exempt Institutional Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Interstate Tax-Exempt Institutional Fund seeks as high a level of short-term interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity. However, achievement of these objectives is not guaranteed. The investment objectives may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.

     Investment in the Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

     Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b), a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Reserve Institutional Trust is a non-diversified mutual fund. In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

     Reserve Management Co., Inc. ("RMCI") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

     The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

FUND POLICIES OF ALL OF THE FUNDS. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;
(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
(4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities, bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;
(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the Interstate Fund may purchase municipal obligations secured by interests in real estate;
(6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8) make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

     Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

FUND STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY INSTITUTIONAL
FUNDS:

     The following section contains more detailed information about types of instruments in which the Primary, U.S. Government and U.S. Treasury Institutional Funds may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Primary Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

     Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

FOREIGN BANK OBLIGATIONS. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

MUNICIPAL OBLIGATIONS. The Primary Fund may invest in municipal obligations, the interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Boards of Trustees.

     For a more complete description of municipal securities, please read below under "Fund Strategies on the Interstate Tax-Exempt Institutional Fund".

SECURITIES LENDING AGREEMENTS. The Primary and U.S. Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE or Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

FUND STRATEGIES OF THE INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND:

     The following section contains more detailed information about types of instruments in which the Interstate Tax-Exempt Institutional Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Fund may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by their Boards of Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. Specific types of municipal obligations and the risks of each are described more fully below.

     There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

     The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

     A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

     Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

     Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

     Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

     In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

     PARTICIPATION INTERESTS. The Fund may purchase participation interests in municipal obligations from financial institutions, which gives a Fund an undivided proportional interest in the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater credit risks than other municipal money market securities because of their structure.

FUND STRATEGIES FOR ALL OF THE FUNDS:

     The following section contains more detailed information about types of instruments in which all of the Funds may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when a Fund purchases and simultaneously contracts to resell securities at fixed prices determined by the negotiated yields. Each Fund will limit repo transactions to those financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default or insolvency of the repo counter-party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, a Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements with a term greater than seven (7) days.

     Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

     The Funds may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, a Fund repurchases the transferred security. It is the Funds' policy that entering into a reverse repurchase agreement will be for temporary purposes only, and, when aggregated with other borrowing, may not exceed 5% of the value of the total assets of a Fund at the time of the transaction.

COMMERCIAL PAPER. Although not a principal investment strategy, the Primary and the Interstate Tax-Exempt Institutional Funds may purchase commercial paper consisting only of short-term, unsecured promissory notes issued to finance short-term credit needs which are direct obligations issued by domestic entities. The other corporate obligations in which the Primary Fund may invest consist of high-quality, short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks. However, the Primary nor the Interstate Tax-Exempt Institutional Fund has never purchased commercial paper and has no current interest in doing so.

BORROWING. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held. Many factors affect a Fund's performance therefore, a Fund's yield will change daily based on changes in interest rates and market conditions. Although each Fund has managed to maintain a stable $1.00 share price, since its inception, there is no guarantee that the Funds will be able to do so.

     Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a Fund's investments could cause the Fund's share price to decrease.

     As to the Interstate Tax-Exempt Fund and the Primary Fund, which may invest in municipal securities, investors should realize that municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

     Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value. In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategy for defensive purposes. If RMCI does so, different factors could affect the Fund's performance, and the Fund may distribute income subject to federal income tax.

     Further, Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     Another risk factor associated with investment in any of the Funds is "non-diversification". As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Accordingly, since a relatively high percentage of a Fund's assets may be invested in the securities of a limited number of issuers, a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence than the investment securities of a diversified investment company. However, the Funds intend to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. This limits the aggregate value of all investments (except U.S. government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

     However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a Fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees.

TEMPORARY DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

     The Primary and U.S. Government Institutional Funds would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Institutional Fund was to adopt a defensive position, it would most likely increase its investment in repurchase agreements and exceed the 5% of its total assets limitation stated in the Prospectus. Further, in an emergency, all Funds would maintain a large percentage of uninvested cash.

     Although it is not the current intention, from time to time the Interstate Tax-Exempt Institutional Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in taxable investments at any time.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

     Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Funds managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.


                             MANAGEMENT OF THE TRUST

     The Funds' Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds.

     Trustees and executive officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 63, Chairman/Chief Executive Officer and Trustee, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent is Chairman/Chief Executive Officer and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"); Director and Chairman/Chief Executive Officer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

     Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 34, President, Assistant Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent II joined The Reserve Funds in 1992 and is President and Assistant Secretary and Trustee of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also President, Secretary and Assistant Treasurer of RMCI; Senior Vice President, Secretary and Assistant Treasurer of RMC; and, Secretary and Director of RESRV.

+EDWIN EHLERT, JR., 69, Trustee, 125 Elm Street, Westfield, NJ 07091.

     Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 74, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

     Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. In 1999, Mr. Emmet retired as a principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+PATRICK J. FOYE, 43, Trustee, c/o AIMCO, 2000 S. Colorado Blvd., Tower Two, Suite 2-1000, Denver, CO 80222.

     From 1995 to present, Mr. Foye has been the Deputy Chairman of Long Island Power Authority. In addition, Mr. Foye is Executive Vice President of Apartment Investment and Management Company ("AIMCO"), a real estate investment trust and the nation's largest owner and manager of multi-family apartment properties. He was a partner from 1989 through 1998 in the law firm of Skadden, Arps, Slate, Meagher & Folm LLP, as well as a managing partner in the firm's offices in Moscow, Budapest, and Brussels from 1992 through 1994. Mr. Foye is a member of Governor Pataki's New York State Privatization Research Council. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 55, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.

     The Reverend Harrington is President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. (financial institution) since 1993. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 53, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.

     Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 60, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.

     Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 32, Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

     Mr. Bent III joined The Reserve Funds in 1997 and is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; and, Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARYKATHLEEN FOYNES GAZA, 30, Director of Compliance and Legal Affairs (Counsel) and Secretary, 1250 Broadway, New York, NY 10001-3701.

     Ms. Gaza is Director of Compliance and Legal Affairs (Counsel) and Secretary of RF, RIT, RNYTET, RTET and RPES, as well as Director of Compliance and Legal Affairs for RMCI and RMC and Counsel to RESRV. Before joining The Reserve Funds in 1998, Ms. Gaza was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Gaza worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

JAMES M. FREISEN, 42, Controller, 1250 Broadway, New York, NY 10001-3701.

     Mr. Freisen is Controller. Before joining The Reserve Funds in 1999, Mr. Freisen was an Assistant Vice President at Paine Webber, Inc. (1998-1999). Prior to that, he was Assistant Vice President, Bank of New York (1997-1998); Assistant Vice President, Fifth Third Bank (1995-1997); and Vice President, Smith Barney (1991-1995).

------------

*Mr. Bent is the father of Mr. Bent II and Mr. Bent III.

+ Messrs. Ehlert, Emmet, Foye, Harrington, Montgoris, and Viklund are members of a Review Committee which performs the functions of an Audit Committee and reviews compliance procedures and practices. The Audit Committee members receive an annual committee fee of $3,000.

++ Interested Trustee within the meaning of the 1940 Act.

     As of June 1, 2000, the members of the Board of Trustees who are not "Interested Trustees" will be paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,500 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.


                                               COMPENSATION TABLE
                                        FOR FISCAL YEAR ENDED MAY 31, 2000


                                                       AGGREGATE                    TOTAL COMPENSATION
                                                      COMPENSATION             FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                            FROM TRUST        (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
--------------------------------------------------  ---------------  ----------------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee                       $0                          $0
  Bruce R. Bent II, President and Trustee                        0                           0
  Edwin Ehlert, Jr., Trustee                                 2,464                      30,500
  Patrick J. Foye, Trustee                                     248                        3068
  Henri W. Emmet, Trustee                                    2,464                      30,500
  Rev. Donald J. Harrington, Trustee                         2,181                      27,000
  William J. Montgoris, Trustee                              2,073                      25,667
  William E. Viklund, Trustee                                2,464                      30,500

None of the executive officers of the Trust had allocated cash remuneration in excess of $60,000 during the last fiscal year ending May 31, 2000 for services rendered to the Fund.

     The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.


CODE OF ETHICS. The Trust, its Adviser and RESRV have adopted Code of Ethics, respectively, conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Reserve's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, Reserve has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established.

     As of June 30, 2000, the following persons were known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund.

PRIMARY INSTITUTIONAL FUND -- CLASS A

                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Reserve Management Corporation                               20,073,555                      7.2%
Attn: Account No. 0279829202210
1250 Broadway
New York, NY  10001

The Entrepreneurial Value Fund, L.P.                      25,713,694.32                      9.3%
3003 Tamiami Trail North
Naples, FL  34103-2714

Pilgrim Investment                                           82,615,543                     29.9%
C/O IFTC Class A
601 Pennsylvania
Kansas City, MO  64105

PRIMARY INSTITUTIONAL FUND -- CLASS B
                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Reserve Management Corporation                                  601,508                     16.6%
Attn: Account No. 027610076912                                3,545,122                     38.7%
1250 Broadway
New York, NY  10001

Reserve Management Corporation                                  601,508                     16.6%
Attn: Account No. 0276160077118                               2,405,590                     26.2%
1250 Broadway
New York, NY  10001

Sher Distributing Co.                                        11,306,704                     14.2%
J. Vreeland Avenue
Totowa, NJ  07512-1167

PRIMARY INSTITUTIONAL FUND -- TREASURER'S TRUST

                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Mesirow Financial, Inc. - Special Custody A/C                83,625,892                     88.6%
for the Exclusive Benefit of Customers-Primary
Treasurer's Trust Omnibus A/C
350 North Clark Street
Chicago, IL  60610

PRIMARY INSTITUTIONAL FUND -- CLASS C



Meridian Insurance Company                                    2,966,905                       7.2
C/O Mutual Risk Management
Genesis Bldg - PO Box 1363GT
Georgetown
Grand Cayman, Cayman Islands

Pearl Waves Inc.                                              2,651,510                      6.4%
2525 Michigan Suite A5
Santa Monica, CA  90404-4031

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND -- CLASS A
                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Reserve Management Corporation                               26,137,734                     67.1%
Attn: Account No. 0279824113818
1250 Broadway
New York, NY 10001

Reserve Management Corporation                                2,507,592                      6.4%
Attn: Account No. 027982482215
1250 Broadway
New York, NY  10001

Reserve Management Corporation                                7,173,289                     18.4%
Attn: Account No. 1263
1250 Broadway
New York, NY  10001

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND -- TREASURERS TRUST
                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Reserve Management Corporation                                1,002,860                    5.7 1%
Attn: Account No. 0274745075517
1250 Broadway
New York, NY 10001

Mesirow Financial, Inc. - Special Custody                    15,563,235                     89.8%
A/C for the Exclusive Benefit of
Customers - Interstate Treasurer's Trust
Omnibus A/C
350 North Clark St.
Chicago, IL   60610


U.S. GOVERNMENT INSTITUTIONAL FUND -- CLASS A
                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Reserve Management Corporation                                2,518,047                     22.4%
Attn: Account No. 1337
1250 Broadway
New York, NY  10001

Reserve Management Corporation                                7,622,813                     67.3%
Attn: Account No. 50001025A
1250 Broadway
New York, NY  10001

U.S. GOVERNMENT INSTITUTIONAL FUND -- CLASS B

Mesirow Financial, Inc. - Special Custody A/C
for the Exclusive Benefit of Customers                        8,395,354                     99.7%
  - Government Class B Omnibus A/C
350 North Clark Street
Chicago, IL  60610

U.S. GOVERNMENT INSTITUTIONAL FUND -- TREASURER'S TRUST
                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

Harco Laboratories, Inc.                                     582,268.07                      6.8%
P. O. Box 1012
Stamford, CT

Mesirow Financial, Inc. - Special Custody A/C
for the Exclusive Benefit of Customers -                      6,635,291                     78.9%
Government Treasurer's Trust
Omnibus A/C
350 North Clark Street
Chicago, IL  60610

Reserve Management Corporation                                  645,825                      7.6%
Attn: Account No. 1420
1250 Broadway
New York, NY  10001

U.S. TREASURY INSTITUTIONAL FUND -- TREASURER'S TRUST

                                                              SHARES                     PERCENT
                                                           BENEFICIALLY                OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                         OWNED (1)                 SHARES OWNED
------------------------------------                       ------------               -------------

W. H. Reaves & Co. Inc.,                                      1,478,831                      8.3%
"IRA Advisory" Customers
10 Exchange Place
Jersey City, NJ  07302

W. H. Reaves & Co. Inc.,                                      6,329,374                     35.8%
and Advisory Customers
10 Exchange Place
Jersey City, NJ  07302

SEI Trust Co. c/o Philadelphia Trust                          9.374,786                     53.1%
1735 Market Street, 27th Floor
Philadelphia, PA  19103

------------
(1) Fractional shares have been omitted.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

     Presently, under the terms of the Investment Management Agreements with the Funds, the Funds pay RMCI a comprehensive management fee at an annual rate of 0.25% of average daily net assets. RMCI pays all employee and customary operating expenses of the Funds. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which each Fund it pays its direct or allocated share.

     It is expected that the holders of the Treasurer's Trust shares will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require subaccounting and other such services. Because these additional services will be provided only to the holders of the Treasurer's Trust shares, payment for these services will be made by the Fund and charged against the average daily net assets attributable to the Treasurer's Trust shares, rather than being paid by the Adviser as part of its comprehensive management fee.

     For the fiscal years ended May 31, 1998, 1999 and 2000, the Adviser received management fees in the aggregate of $677,424, $642,296 and $1,338,922, respectively, from the Trust.

     From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Fund's Distributor is RESRV. The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor are "principal underwriters" for the Funds within the meaning of the Investment Company Act of 1940, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's, principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 2000, no distribution assistance payments were made to RESRV.

     The Distribution Agreements may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

PLAN OF DISTRIBUTION AND SERVICE PLAN. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Distribution Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services to the Class C and D shares at an annual rate of 0.25% and 0.50%, respectively, of the average daily net asset value ("NAV") of all Firms' qualified accounts. Class A, B and Treasurer's Trust shares do not participate in a distribution plan. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

     Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

     During the fiscal year ended May 31, 2000, $152,058 was paid under the Plan by the Trust. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 2000, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.

     The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

     Under the Service Plan, each Fund may pay Firms a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class B, Treasurer's Trust, Class C and D shares owned by investors for which such Firm provides personal services, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. Reserve Institutional Trust acts as its own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 are Custodians for the Funds for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Funds' independent accountant.

                           INFORMATION ABOUT THE TRUST

     The Reserve Institutional Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Advisory Agreement or change the fundamental investment policies) or by the Declaration of Trust.

     Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     To date, the Board has authorized the creation of four series (funds):
Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds. All consideration received by the Trust for shares of one of the Fund and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Trust has the ability to create, from time to time, new series without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each Fund are sold without a sales charge and may only be surcharged by wire. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. Share certificates are not issued. The Fund reserves the right to reject any purchase order.

     Each Fund offers five Classes of shares to investors, with each Class subject to differing service fees and distribution fees, as follows:

                                            MAXIMUM            MAXIMUM           MAXIMUM
                                            ANNUAL             ANNUAL         TOTAL ANNUAL         MINIMUM
                                          SHAREHOLDER       DISTRIBUTION     FUND OPERATING        INITIAL
                                         SERVICES FEE*      (12b-1) FEE*        EXPENSES+         INVESTMENT
                                         -------------      ------------     --------------      -----------
Class A                                         0%                 0%              0.25%         $10 million

Class B                                      0.20%                 0%              0.45%          $5 million

Treasurer's Trust                            0.35%                 0%              0.60%                None

Class C                                      0.25%              0.25%              0.75%          $1 million

Class D                                      0.25%              0.50%              1.00%            $250,000

------------
* As a percentage of average daily net assets.
+ As a percentage of average net assets (exclusive of brokerage fees, extraordinary legal and accounting fees and expenses).

     In all other respects, all classes of shares represent the same interest in the income and assets of each respective Fund. You will need to choose a share class before making your initial investment. Before you choose, you should weigh the impact of all potential costs over the life of your investment. The minimum initial investment in each Fund is $10 million for Class A, $5 million for Class B, $1 million for Class C, and $250,000 for Class D shares. The Treasurer's Trust shares of each Fund are not subject to any minimum initial investment amount. There is no minimum subsequent investment for any of the classes. The Funds reserve the right to waive the minimum investment requirement.

     The initial investment must be accompanied by an Account Application or equivalent information. In addition, the Fund does not accept cash investments or travellers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

     Each Fund's shares are sold on a continuous basis at the NAV per share. Wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 3:00 PM (Eastern time) (11:00 AM Eastern time for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited. Items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt.

     IF SHARES OF THE FUND ARE PURCHASED BY RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Reserve Fund is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM. Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day).The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

     The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Board of Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

     In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, Customers - Government Class such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share

SHARE CERTIFICATES. Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call the Funds at 800-637-1700 for an application.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

          (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account or
          (2) redemptions on accounts whose address has been changed within the past 30 days; or
          (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

     Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

RESERVE CASH PERFORMANCE ACCOUNT. (Treasurer's Trust and Class D shareholders only). The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

     A VISA Check Card (a debit card) is also available with these packages for Treasurer's Trust and Class D shareholders only. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors receive a 1% cash rebate on all VISA purchases which is credited to their Reserve account. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

     Participants should refer to the VISA Account Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

     For the different attributes associated with CPA and CPA Plus packages, please call The Reserve Funds at 800- 637-1700. The Funds will charge a nonrefundable annual CPA Plus service fee (currently $60 which may be charged to the account at the rate of $5 monthly). CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

     The use of checks and VISA cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

TOUCH-TONE AND INTERNET BILL PAYMENT SERVICE. (Treasurer's Trust and Class D shareholders only). In the near future, the Funds will offer its shareholders touch-tone and Internet bill payment which will give you the flexibility of paying bills over the telephone or from your PC on an automatic or variable basis. Terms, conditions and restrictions will be outlined in the User's Guide and Application

STOP PAYMENTS. (Treasurer's Trust and Class D shareholders only). The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Treasurer's Trust and Class D shareholders only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the

Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). (Treasurer's Trust and Class D shareholders only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.

     The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Funds on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Funds will honor requests by any person by telephone at 800-637-1700, that the Funds deem to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the investment adviser or the distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the investment adviser or the distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms"), which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

     Each Fund ordinarily declares dividends from its net investment income on each day the Exchange and The Reserve Fund is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. The U.S. Treasury Institutional Fund intends to invest only in the U.S. government securities that provide interest income exempt in most states from state and local personal income taxes, but for temporary or emergency purposes, as stated previously, may invest up to 5 percent of its assets in repurchase agreements. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund. Investments by a Fund in zero coupons generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments.

     Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Institutional Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Primary Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Income received by the Primary Institutional Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     The Interstate Tax-Exempt Institutional Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. To so qualify, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of municipal obligations. Properly designated exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in debt securities other than municipal obligations and any net realized short-term capital gains distributed by the Interstate Tax-Exempt Institutional Fund will be taxable as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders at applicable capital gains rate, regardless of how long a shareholder has held the Interstate Tax-Exempt Institutional Fund's shares. Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year.

     In the event the Interstate Tax-Exempt Institutional Fund should hold certain private activity bonds, shareholders must include as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax applicable to individuals and corporations. Shareholders receiving Social Security and certain railroad retirement benefits should note that exempt-interest dividends will be taken into account in determining the taxability of such benefits.

     With respect to a shareholder who received exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed. A shareholder may not deduct that portion of interest in indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Interstate Tax-Exempt Institutional Fund) which bears the same ratio to the total dividends (excluding capital gains dividends) received by the shareholder. In addition, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

     Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Interstate Tax-Exempt Institutional Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user unless the person or his or her immediate family owns directly or indirectly in the aggregate more than 50% equity interest in the substantial user. Further, the applicability of state and local taxes to all investments in a Fund or income derived from, may differ from the federal income tax consequences described above.

     Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax.

     The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein.

     Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in a Fund.

     Statements as to the tax status of each investor's dividends and other distributions will be mailed annually.

                                YIELD INFORMATION

     For the seven-day period ended May 31, 2000, the Primary Institutional Fund's Class A, B, Treasurer's Trust and Class C yields were 6.26%, 6.06%, 5.91% and 5.77%, respectively, and their effective yields were 6.46%, 6.25%, 6.09% and 5.93%, respectively. For the seven-day period ended May 31, 2000, the U.S. Government Institutional Fund's Class A, B and Treasurer's Trust yields were 6.08%, 5.88%, and 5.73%, respectively, and their effective yields were 6.26%, 6.05% and 5.89%, respectively. For the seven-day period ended May 31, 2000, the U.S. Treasury Institutional Fund's Class Treasurer's Trust yield was 5.61% and its effective yield was 5.77%, respectively. For the seven-day period ended May 31, 2000, the Interstate Tax-Exempt Institutional Fund's Class A and Treasurer's Trust yields were 4.02% and 3.67%,respectively, and their effective yields were 4.10% and 3.74%, respectively.

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 366/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 366 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

     Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet through On-line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

     The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

     There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG 1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS

     Financial Statements (audited) for the Reserve Institutional Trust for the fiscal year ended May 31, 2000, including notes thereto, are incorporated by reference in the SAI from the Trust's Annual Report to Shareholders dated May 31, 2000 filed with the SEC.

[LOGO]

                               TREASURER'S TRUST
             OF THE RESERVE INSTITUTIONAL TRUST MONEY-MARKET FUNDS

                                   PROSPECTUS
                                 JULY 31, 2000

TREASURER'S TRUST is a class of shares of the Reserve Institutional Trust (the "Trust") which is a registered investment company, offering four no-load money-market funds:

                          -  PRIMARY INSTITUTIONAL FUND,
                          -  U.S. GOVERNMENT INSTITUTIONAL FUND,
                          -  U.S. TREASURY INSTITUTIONAL FUND, and
                          -  INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                          (each a "Fund", collectively "the Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective...........................................................2
Investment Strategies..........................................................2
Principal Risks of Investing in the Funds......................................5
Performance....................................................................6
Fees & Expenses of the Funds...................................................8
Fund Management................................................................8

YOUR ACCOUNT
How to buy shares..............................................................9
Selling shares................................................................10

ACCOUNT SERVICES..............................................................12

DIVIDENDS & TAXES.............................................................13

FINANCIAL HIGHLIGHTS..........................................................14

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (fascimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed for institutional investors as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Primary, U.S. Government and U.S. Treasury Institutional Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Institutional Fund is to seek as high a level of short-term interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity. However, achievement of these objectives cannot be assured.

INVESTMENT STRATEGIES
The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities, that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                 ABOUT THE FUNDS

PRIMARY INSTITUTIONAL FUND. The Primary Institutional Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

    The Primary Institutional Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund.

U.S. GOVERNMENT INSTITUTIONAL FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY INSTITUTIONAL FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. The Interstate Tax-Exempt Institutional Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The Interstate Tax-Exempt Institutional Fund's principal investment strategies include investing primarily in high-quality, tax-exempt obligations issued by states, counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations". The Fund intends to invest at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT; however, the Fund avoids buying any AMT paper.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself. These securities may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax,

ABOUT THE FUNDS
but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided the Adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Interstate Tax-Exempt Institutional Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Government and U.S. Treasury Institutional Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Institutional Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Funds will not concentrate more than 25% of its total assets in the securities of issuers in a single industry, except that the Primary Institutional Fund may invest more than 25% of its assets in bank obligations.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES could rise sharply causing the value of the Funds' securities and share price to drop. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The risks that the Funds are subject to include those risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Institutional Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries. As to the Interstate Tax-Exempt Institutional Fund, the risks are related to municipal obligations which are volatile because unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, as to the Interstate Tax-Exempt Institutional Fund, investments that secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE
The bar chart below shows the Funds' annual returns for the full calendar years since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The bar chart shows the annual returns of Treasurer's Trust. The annual returns of the other classes (A, B, C and D) that are not offered in this Prospectus are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. The U.S. Government Institutional Fund does not appear in the bar chart because a full calendar year does not exist for Treasurer's Trust. The accompanying "Average Annual Total Return as of December 31, 1999" table gives some indication of risk of an investment in the Funds. As with all mutual funds, the past is not a prediction of the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Institutional Fund - Treasurer's Trust

98   5.17%
99   4.80%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1999 1.28%
Worst Quarter:2Q 1999 1.07%
Most Recent Calendar Quarter: 2Q 2000 1.44%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
1 YEAR                                                SINCE INCEPTION
4.80%                                                           5.01%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Institutional Fund - Treasurer's Trust

99   4.59%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1999 1.20%
Worst Quarter:1Q 1999 1.04%
Most Recent Calendar Quarter: 2Q 2000 1.41%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
1 YEAR                                                SINCE INCEPTION
4.59%                                                           4.43%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Institutional Fund - Treasurer's Trust

99   2.81%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4Q 1999 0.78%
Worst Quarter:1Q 1999 0.59%
Most Recent Calendar Quarter: 2Q 2000 0.93%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
1 YEAR                                                SINCE INCEPTION
2.81%                                                           2.92%

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                    SINCE
                                          1 YEAR  INCEPTION
                                          ------  ---------
Primary Institutional Fund--Class A.....   5.18%      5.39%
Primary Institutional Fund--Class B.....   4.96       5.20
Primary Institutional Fund--Class C.....   3.17(1)     4.70*
U.S. Government Institutional
  Fund--Class A.........................   4.95       4.93
U.S. Government Institutional
  Fund--Class B.........................   4.73       4.97
Interstate Tax-Exempt Institutional
  Fund--Class A.........................   3.18       3.20

------------

(1)  For the period 4/30/99 to 12/31/99
  *  Annualized

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES                        None
(Fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses that are deducted from Fund assets)

Comprehensive Management Fee      0.25%
Distribution (12b-1) Fee          0.00
Other Operations Expenses (*)     0.35
                                  ----
Total Operating Expenses          0.60%
                                  ====

------------

(*) "Other Operating Expenses" include shareholder services fees and are based on an estimated amount for the current fiscal year. Pursuant to the Shareholder Service Plan, the Funds shall daily accrue and pay a shareholder service fee not to exceed 0.25% of the average daily net assets of each Fund. Shareholders of Treasurer's Trust, pay Firms a service fee at an annual rate up to 0.35% of the average daily NAV, for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. It is expected that the Treasurer's Trust shareholder accounts will require sub-accounting and other services which are unique to the Treasurer's Trust shares.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ------  -------  -------  --------
Treasurer's Trust      $61     $192     $335      $750

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2000, had approximately $7 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2000, the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds paid RMCI $1,073,925, $99,516, $0 and $117,444, respectively. These amount are net of waivers of $76,870 and $20,653 for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds, respectively.

THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    Although the Funds have adopted a Rule 12b-1 plan, which allows the Funds to pay distribution fees for the sale and distribution of its shares, Class Treasurer's Trust does not participate.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    None.
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment.

HOW TO PURCHASE

                    - BY WIRE. Shares of the Funds may ONLY be purchased by
                      wire. Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares of a Fund
                      ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

ALL INVESTMENTS MUST BE IN U.S. DOLLARS. CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

When purchasing shares, please keep in mind:
    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined.

YOUR ACCOUNT

    - Only federal funds wires are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

SELLING SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received after 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Funds or with a letter of instruction. Shareholders of the Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

                                                                    YOUR ACCOUNT

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Funds' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve checks and VISA Check Card. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances, check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

Each Fund declares dividends each day the Exchange is open. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Any net capital gains realized will be distributed once a year. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has requested otherwise on the Account Application or in writing to the Fund.

The U.S. Treasury Institutional Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Institutional Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund.

As to the Interstate Tax-Exempt Institutional Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. However, special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.

PRIMARY INSTITUTIONAL FUND

                                    CLASS A                                   CLASS B
                         ------------------------------      -----------------------------------------
                                  FISCAL YEAR                               FISCAL YEAR
                                 ENDED MAY 31,                             ENDED MAY 31,
                         ------------------------------      -----------------------------------------
                           2000       1999     1998(A)         2000       1999       1998     1997(B)
                         --------   --------   --------      --------   --------   --------   --------

Net asset value,
  beginning of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000    $1.0000    $1.0000
                         -------    -------    -------       -------    -------    -------    -------
Net investment income
  from investment
  operations...........    .0572      .0509      .0332         .0549      .0488      .0529      .0179
Less dividends from net
  investment income....   (.0572)    (.0509)    (.0332)       (.0549)    (.0488)    (.0529)    (.0179)
                         -------    -------    -------       -------    -------    -------    -------
Net asset value, end of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000    $1.0000    $1.0000
                         =======    =======    =======       =======    =======    =======    =======
Total Return...........    5.72%      5.09%      5.49%(d)      5.49%      4.88%      5.29%      4.95%(d)
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....  $ 305.6    $  75.8    $   4.4       $   9.2    $   4.2    $  10.4    $   2.0
Ratio of expenses to
  average net assets...     .25%       .25%       .25%(d)       .48%       .45%       .45%       .50%(d)(e)
Ratio of net investment
  income to average net
  assets...............    5.69%      4.79%      5.35%(d)      5.29%      4.79%      5.16%      4.81%(d)(e)

                               TREASURER'S TRUST                   CLASS C
                         ------------------------------      -------------------
                                  FISCAL YEAR                    FISCAL YEAR
                                 ENDED MAY 31,                  ENDED MAY 31,
                         ------------------------------      -------------------
                           2000       1999     1998(C)         2000     1999(F)
                         --------   --------   --------      --------   --------
Net asset value,
  beginning of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000
                         -------    -------    -------       -------    -------
Net investment income
  from investment
  operations...........    .0532      .0470      .0322         .0516      .0036
Less dividends from net
  investment income....   (.0532)    (.0470)    (.0322)       (.0516)    (.0036)
                         -------    -------    -------       -------    -------
Net asset value, end of
  period...............  $1.0000    $1.0000    $1.0000       $1.0000    $1.0000
                         =======    =======    =======       =======    =======
Total Return...........    5.32%      4.70%      5.13%(d)      5.16%      4.11%
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....  $  62.4    $ 154.1    $ 171.7       $  64.0    $  58.4
Ratio of expenses to
  average net assets...     .60%       .60%       .60%(d)       .75%       .75%(d)
Ratio of net investment
  income to average net
  assets...............    4.99%      4.59%      5.00%(d)      4.91%      4.12%(d)

--------------------------

(a)  From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(b)  From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(c)  From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
(f)  From April 30, 1999 (Commencement of Operations) to May 31, 1999.

                                                            FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT INSTITUTIONAL FUND

                                    CLASS A                         CLASS B                           TREASURER'S TRUST
                             ----------------------   ------------------------------------   ------------------------------------
                             FISCAL YEAR    PERIOD    FISCAL YEAR   FISCAL YEAR    PERIOD    FISCAL YEAR   FISCAL YEAR    PERIOD
                                ENDED       ENDED        ENDED         ENDED       ENDED        ENDED         ENDED       ENDED
                               MAY 31,     MAY 31,      MAY 31,       MAY 31,     MAY 31,      MAY 31,       MAY 31,     MAY 31,
                                2000       1999(A)       2000          1999       1998(B)       2000          1999       1998(C)
                             -----------   --------   -----------   -----------   --------   -----------   -----------   --------
Net asset value, beginning
  of period................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               -------     -------      -------       -------     -------      -------       -------     -------
Net investment income from
  investment operations....      .0542       .0228        .0520         .0471       .0364        .0503         .0455       .0036
Less dividends from net
  investment income........     (.0542)     (.0228)      (.0520)       (.0471)     (.0364)      (.0503)       (.0455)     (.0036)
                               -------     -------      -------       -------     -------      -------       -------     -------
Net asset value, end of
  period...................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               =======     =======      =======       =======     =======      =======       =======     =======
Total Return...............      5.42%       4.60%(d)     5.20%         4.71%       5.13%        5.03%         4.55%       4.85%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)...............    $  11.5     $  36.5      $   6.8       $   6.4     $   5.8      $   8.7       $   4.9     $   3.3
Ratio of expenses to
  average net assets.......       .25%        .25%(d)      .45%          .45%        .45%(d)      .60%          .60%        .60%(d)
Ratio of net investment
  income to average net
  assets...................      5.08%       4.55%(d)     4.94%         4.70%       5.00%(d)     4.80%         4.42%       4.73%(d)

--------------------------

(a)  From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c)  From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.

U.S. TREASURY INSTITUTIONAL FUND

                                                   TREASURER'S TRUST
                                          -----------------------------------
                                            FISCAL YEAR       FISCAL YEAR
                                               ENDED             ENDED
                                           MAY 31, 2000     MAY 31, 1999(A)
                                           ------------     ---------------
Net asset value, beginning of period....      $1.0000           $1.0000
                                              -------           -------
Net investment income from investment
  operations............................        .0512             .0245
Less dividends from net investment
  income................................       (.0512)           (.0245)
                                              -------           -------
Net asset value, end of period..........      $1.0000           $1.0000
                                              =======           =======
Total Return............................        5.12%             4.03%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).....      $  19.9           $  15.7
Ratio of expenses to average net
  assets................................         .60%              .60%(b,c)
Ratio of net investment income to
  average net assets....................        4.50%(c)          3.66%(b,c)

--------------------------

(a)  From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c) During the years ended May 31, 1999 and May 31, 2000, RMCI voluntarily waived a portion of its fees. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income for the years ended May 31, 1999 and May 31, 2000, amounted to .24% and .20%, respectively and 4.02% and 4.90%, respectively.

FINANCIAL HIGHLIGHTS

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                   CLASS A           CLASS B             TREASURER'S TRUST
                           -----------------------  ----------  ------------------------------------
                           FISCAL YEAR    PERIOD      PERIOD    FISCAL YEAR  FISCAL YEAR    PERIOD
                              ENDED       ENDED       ENDED        ENDED        ENDED       ENDED
                             MAY 31,     MAY 31,     MAY 31,      MAY 31,      MAY 31,     MAY 31,
                              2000       1999(A)     1999(D)       2000         1999       1998(B)
                              ----       -------     -------       ----         ----       -------
Net asset value,
  beginning of period....    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             -------     -------     -------      -------      -------     -------
Net investment income
  form investment
  operations.............      .0353       .0175       .0101        .0320        .0284       .0018
Less dividends from net
  investment income......     (.0353)     (.0175)     (.0101)      (.0320)      (.0284)     (.0018)
                             -------     -------     -------      -------      -------     -------
Net asset value, end of
  period.................    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             =======     =======     =======      =======      =======     =======
Total Return.............      3.53%       3.06%(c)    3.12%(c)     3.20%        2.84%       3.39%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions).............    $  48.4     $  11.2          --      $  16.3      $  23.7     $  14.0
Ratio of expenses to
  average net assets.....       .25%        .25%(c)     .45%(c)      .60%(e)      .60%        .60%(c)
Ratio of net investment
  income to average net
  assets.................      3.71%       3.13%(c)    3.04%(c)     3.01%(e)     2.79%       3.33%(c)

--------------------------

(a)  From November 3, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From May 13, 1998 (Commencement of Operations) to May 31, 1998.
(c)  Annualized.
(d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).
(e) During the year ended May 31, 2000, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .53% and 3.08%.

                               ------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site(http:// www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[LOGO]
1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.
RIT/TT-07/2000

SEC File Number
Reserve Institutional Trust
811-3141

      [LOGO]

      TREASURER'S TRUST:
      PRIMARY INSTITUTIONAL FUND
      U.S. GOVERNMENT INSTITUTIONAL FUND
      U.S. TREASURY INSTITUTIONAL FUND

      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND


                                                  PROSPECTUS
                                                  JULY 31, 2000

[LOGO]

                 U.S. GOVERNMENT INSTITUTIONAL FUND -- CLASS A
             OF THE RESERVE INSTITUTIONAL TRUST MONEY-MARKET FUNDS

                                   PROSPECTUS
                                 JULY 31, 2000

U.S. GOVERNMENT INSTITUTIONAL FUND -- CLASS A (the "Fund") is one of the registered investment companies of the Reserve Institutional Trust (the "Trust") and it seeks as high a level of current income as is consistent with preservation of capital and liquidity.

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS

ABOUT THE FUND
Investment Objective...........................................................2
Investment Strategies..........................................................2
Principal Risks of Investing in the Fund.......................................4
Performance....................................................................5
Fees & Expenses of the Fund....................................................6
Fund Management................................................................6

YOUR ACCOUNT
How to buy shares..............................................................7
Selling shares.................................................................8

ACCOUNT SERVICES..............................................................10

DIVIDENDS & TAXES.............................................................11

FINANCIAL HIGHLIGHTS..........................................................12

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (fascimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUND

The Fund is designed for institutional investors as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the U.S. Government Institutional Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

INVESTMENT STRATEGIES
The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund are invested in a mix of U.S. dollar denominated money-market securities, that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                  ABOUT THE FUND

U.S. GOVERNMENT INSTITUTIONAL FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Fund's Board of Trustees ("Trustees"). The U.S. Government Institutional Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUND

PRINCIPAL RISKS OF INVESTING IN THE FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES could rise sharply causing the value of the Fund's securities and share price to drop. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.

- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                  ABOUT THE FUND

PERFORMANCE
The bar chart below shows the U.S. Government Institutional Fund's annual returns for the first calendar year since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The bar chart shows the annual returns of Class A. The annual returns of the other classes that are not offered in this Prospectus are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. The accompanying "Average Annual Total Return as of December 31, 1999" table gives some indication of risk of an investment in the Fund. As with all mutual funds, the past is not a prediction of the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Institutional Fund - Class A

99   4.95%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter:1Q 1999 1.13% Worst Quarter:4Q 1999 1.28% Most Recent Calendar Quarter:2Q 2000 1.48%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
1 YEAR                                                SINCE INCEPTION
4.95%                                                           4.93%

            For the Fund's current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUND

FEES & EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE
SHAREHOLDER FEES*                 None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUND
(Expenses that are deducted from Fund assets)

Comprehensive Management Fee      0.25%
Distribution (12b-1) Fee          0.00
Other Operating Expenses (**)     0.00
                                  ----
Total Operating Expenses          0.25%
                                  ====

------------

(*) The Fund will without prior notice impose a Small Balance fee (currently $100) or remit the proceeds on those accounts with no activity (i.e., other than dividends and distributions) and a monthly average account balance of less than $100,000 for the past 12 consecutive months for Class A. A shareholder will be charged $100 for redemption checks for less than $100,000 and $100 for wires of less than $100,000.
(**) "Other Operating Expenses" include shareholder services fees and are based on an estimated amount for the current fiscal year. Class A shares do not participate in the Service Plan.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ------  -------  -------  --------
Class A                $26      $80     $141      $318

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2000, had approximately $7 billion in assets under management.

    RMCI manages the investment portfolios of the Fund, subject to policies adopted by the Trustees. The Fund pays RMCI a comprehensive management fee of 0.25% per year of the average daily net assets of the Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. For the fiscal year ended May 31, 2000, the U.S. Government Institutional Fund paid RMCI $99,516.

THE FUND'S DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701

    Although the Fund have adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares, Class A shares do not participate.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.

MINIMUM INITIAL INVESTMENT

 REGULAR ACCOUNTS       -    $10 million
 ALL IRA ACCOUNTS       -    $1,000 with $250 minimum subsequent investment.

HOW TO PURCHASE

                    - BY WIRE. Shares of the Fund may ONLY be purchased by wire.
                      Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares of the
                      Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Fund at 800-637-1700 for an application.

ALL INVESTMENTS MUST BE IN U.S. DOLLARS. CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

When purchasing shares, please keep in mind:
    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined.

YOUR ACCOUNT

    - Only federal funds wires are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 3:00 PM (Eastern time) of the amount to be transmitted and the account to be credited.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 3:00 PM (Eastern time) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.

SELLING SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. The Fund usually transmits payments the same day when requests are received after 3:00 PM (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Fund or with a letter of instruction. A shareholder will be charged $100 for redemption checks for less than $100,000 and will be charged $100 for wires of less than $100,000. The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fail to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

                                                                    YOUR ACCOUNT

Signature guarantees are designed to protect both you and the Fund from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the Funds will without priornotice either levy a monthly charge (currently $100 for Class A) or redeem the account and remit the proceeds on those accounts with no activity (i.e., other than distributions and dividends) and with a monthly average account balance of less than $100,000 for the past 12 consecutive months for Class A. Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

THE FUND RESERVES CERTAIN RIGHTS.
The Fund reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets). Further, the Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Fund as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Fund at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances, check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Fund and their shareholders are subject to change and may be retroactive.

The Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in the Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Fund.

The Fund declares dividends each day the Exchange is open. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Any net capital gains realized will be distributed once a year. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has requested otherwise on the Account Application or in writing to the Fund.

BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. However, special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of the Fund for the periods as indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.

U.S. GOVERNMENT INSTITUTIONAL FUND

                                                         CLASS A                         CLASS B
                                                  ----------------------   ------------------------------------
                                                  FISCAL YEAR    PERIOD    FISCAL YEAR   FISCAL YEAR    PERIOD
                                                     ENDED       ENDED        ENDED         ENDED       ENDED
                                                    MAY 31,     MAY 31,      MAY 31,       MAY 31,     MAY 31,
                                                     2000       1999(A)       2000          1999       1998(B)
                                                  -----------   --------   -----------   -----------   --------
Net asset value, beginning of period............    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                                                    -------     -------      -------       -------     -------
Net investment income from investment
  operations....................................      .0542       .0228        .0520         .0471       .0364
Less dividends from net investment income.......     (.0542)     (.0228)      (.0520)       (.0471)     (.0364)
                                                    -------     -------      -------       -------     -------
Net asset value, end of period..................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                                                    =======     =======      =======       =======     =======
Total Return....................................      5.42%       4.60%(d)     5.20%         4.71%       5.13%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).............    $  11.5     $  36.5      $   6.8       $   6.4     $   5.8
Ratio of expenses to average net assets.........       .25%        .25%(d)      .45%          .45%        .45%(d)
Ratio of net investment income to average
  net assets....................................      5.08%       4.55%(d)     4.94%         4.70%       5.00%(d)

                                                            FINANCIAL HIGHLIGHTS

                                                                       TREASURER'S TRUST
                                                              ------------------------------------
                                                              FISCAL YEAR   FISCAL YEAR    PERIOD
                                                                 ENDED         ENDED       ENDED
                                                                MAY 31,       MAY 31,     MAY 31,
                                                                 2000          1999       1998(C)
                                                              -----------   -----------   --------
Net asset value, beginning of period........................    $1.0000       $1.0000     $1.0000
                                                                -------       -------     -------
Net investment income from investment operations............      .0503         .0455       .0036
Less dividends from net investment income...................     (.0503)       (.0455)     (.0036)
                                                                -------       -------     -------
Net asset value, end of period..............................    $1.0000       $1.0000     $1.0000
                                                                =======       =======     =======
Total Return................................................      5.03%         4.55%       4.85%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).........................    $   8.7       $   4.9     $   3.3
Ratio of expenses to average net assets.....................       .60%          .60%        .60%(d)
Ratio of net investment income to average
  net assets................................................      4.80%         4.42%       4.73%(d)

------------

(a)  From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c)  From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

[LOGO]

LICU CORPORATE FEDERAL CREDIT UNION
One Credit Union Plaza
24 McKinley Avenue
Endicott, New York 13760
607-754-9783

Distributor--Resrv Partners, Inc.
LICU-07/2000

SEC File Number
Reserve Institutional Trust
811-3141

[LOGO]

      LICU CORPORATE FEDERAL CREDIT UNION

      U.S. GOVERNMENT INSTITUTIONAL FUND --
      CLASS A

                                                                      OFFERED BY
                                                               THE RESERVE FUNDS

      PROSPECTUS
      JULY 31, 2000

PART C

Item 23. Exhibits

      (a) Declaration of Trust and Amendments filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.


      (b) Bylaws and Amendments filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.


      (c) Declaration of Trust filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.


      (d) Form of Investment Management Agreement for the Funds filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.

      (e) Form of Distribution Agreement and Plan of Distribution filed as an exhibit to Registrant's Post-Effective Amendment No. 9 dated
          August 31, 1986. Notice pursuant to such Agreement filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996. All are incorporated by reference.
      (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Post-Effective Amendment No. 32 of The Reserve Fund, File No. 811-2033; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 of The Reserve Fund
          (File No. 811-2033) dated July 31, 1989 and all are incorporated by reference.

      (g) Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.

      (h) Not applicable
      (i) Opinion of Counsel*

      (j) Consent of Auditors*

      (k) Not applicable
      (l) Not applicable

      (m) Form of Registered Dealer Agreement filed as an exhibit to Registrants' Post-Effective Amendment No. 35, dated July 31, 1999, and incorporated by reference.


      (n) Not applicable.


      (o) Reserved.


      (p) Code of Ethics.*

      -------
         *  Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification
Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Name Position with the Adviser Other Businesses

------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             Chairman and CEO                Chairman and CEO and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          President and                   Senior Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Senior Vice President and       President, Treasurer and
                                            COO/Treasurer                 Director of Reserve Management
                                                                          Corporation and Treasurer
                                                                          and Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------
MaryKathleen F. Gaza                      Director of Compliance          Director of Compliance and Legal Affairs
                                            and Legal Affairs             for Reserve Management Corporation and
                                                                          General Counsel of Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
------------------------------------------------------------------------------------------------------------------
James Freisen                             Controller                      Controller of Reserve Management
                                                                          Corporation and Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
------------------------------------------------------------------------------------------------------------------


Item 27. Principal Underwriters
(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

--------------------------------------------------------------------------
Bruce R. Bent                             Chairman and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Mary A. Belmonte                          President
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Bruce R. Bent II                          Secretary and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Arthur Bent III                           Treasurer and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
MaryKathleen Foynes Gaza                  Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
James Freisen                             Controller
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services
         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings
         Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 36 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 28th day of July, 2000.


                           RESERVE INSTITUTIONAL TRUST



                                By:  /s/ Bruce R. Bent
                                     --------------------------------
                                     Bruce R. Bent, Chairman/CEO


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                 Title                                  Date

/s/ Bruce R. Bent                         Chairman/CEO and Trustee               July 28, 2000
--------------------------------------    (principal executive operating and
Bruce R. Bent                             financial officer)

/s/ Bruce R. Bent II                      President and Trustee                  July 28, 2000
--------------------------------------
Bruce R. Bent II

*                                         Trustee                                July 28, 2000
--------------------------------------
Edwin Ehlert Jr.

*                                         Trustee                                July 28, 2000
--------------------------------------
Henri W. Emmet

*                                         Trustee                                July 28, 2000
--------------------------------------
Donald J. Harrington

*                                         Trustee                                July 28, 2000
--------------------------------------
William E. Viklund

*                                         Trustee                                July 28, 2000
--------------------------------------
William Montgoris

*                                         Trustee                                July 28, 2000
--------------------------------------
Patrick J. Foye

/s/ Arthur T. Bent III                    COO/Treasurer and Senior               July 28, 2000
--------------------------------------    Vice President
Arthur T. Bent III

/s/ MaryKathleen Foynes Gaza              Secretary                              July 28, 2000
--------------------------------------
MaryKathleen Foynes Gaza
*Attorney-in-Fact